1. Description of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
1. Description of the Business

Note 1. Description of the Business

American Cannabis Company, Inc. and its subsidiary Company, Hollister & Blacksmith, Inc., doing business as American Cannabis Consulting (“American Cannabis Consulting”), (collectively “the “Company”) are based in Denver, Colorado and operate a fully-integrated business model that features end-to-end solutions for businesses operating in the regulated cannabis industry in states and countries where cannabis is regulated and/or has been de-criminalized for medical use and/or legalized for recreational use. The Company provides advisory and consulting services specific to this industry, designs industry-specific products and facilities, and manages a strategic group partnership that offers both exclusive and non-exclusive customer products commonly used in the industry. American Cannabis Company, Inc. is a publicly listed company quoted on the OTCQB under the symbol “AMMJ”.

Note 1. Description of the Business

American Cannabis Company, Inc. and its subsidiary Company, Hollister& Blacksmith, Inc., doing business as American Cannabis Consulting (“American Cannabis Consulting”), (collectively “the “Company”) are based in Denver, Colorado and operate a fully-integrated business model that features end-to-end solutions for businesses operating in the regulated cannabis industry in states and countries where cannabis is regulated and/or has been de-criminalized for medical use and/or legalized for recreational use. We provide advisory and consulting services specific to this industry, design industry-specific products and facilities, and sell both exclusive and non-exclusive customer products commonly used in the industry.

American Cannabis Company, Inc. is a publicly listed Company quoted on the OTCQB under the symbol “AMMJ”.

American Cannabis Company, Inc. was incorporated in the State of Delaware on September 24, 2001 under the name Naturewell, Inc. to develop and market clinical diagnostic products using immunology and molecular biologic technologies.

On March 13, 2013, Naturewell, Inc. completed a merger transaction whereby it acquired 100% of issued and outstanding share capital of Brazil Interactive Media, Inc. (“BIMI”), which operated as a Brazilian interactive television company and television production company through its wholly owned Brazilian subsidiary company EsoTV Brasil Promoção Publicidade Licenciamento e Comércio Ltda. (“EsoTV”). Naturewell’s Articles of Incorporation were amended to reflect a new name: Brazil Interactive Media, Inc.

On May 15, 2014, BIMI entered into a merger agreement (“the Merger Agreement”) to acquire 100% of the issued and outstanding shares of American Cannabis Consulting while simultaneously disposing of 100% of the issued share capital EsoTV (“the Separation Agreement”). Both the merger with American Cannabis Consulting and disposal of EsoTV were completed on September 29, 2014. BIMI subsequently amended its Articles of Incorporation to change its name to American Cannabis Company, Inc. On October 10, 2014, American Cannabis Company, Inc changed its stock symbol from BIMI to AMMJ.

The foregoing descriptions of the Merger Agreement and Separation Agreement do not purport to be complete and are qualified in their entirety by the terms of such agreements, which are filed as exhibits to the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on October 3, 2014.

Immediately following the completion of the Merger Agreement, former shareholders of American Cannabis Consulting owned 31,710,628 shares of American Cannabis Company, Inc.’s common stock representing 78.44% of American Cannabis Company, Inc.’s issued and outstanding share capital. Accordingly, American Cannabis Consulting was deemed to have been the accounting acquirer in a Reverse Merger which resulted in a recapitalization of the Company. Consequently, the Company’s financial statements reflect the results of American Cannabis Consulting since Inception (March 5, 2013) and of American Cannabis Company, Inc. (formerly BIMI) from September 29, 2014 to December 31, 2014.

See Note 14. “Stockholders’ Equity” for further information regarding the accounting related to the Reverse Merger.